Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Loss Before Provision From Income Taxes

	December 31, 2025	December 31, 2024

Expected income tax recovery (Domestic)	$(3,038,117)	$(5,026,158)
Expected income tax recovery (Foreign)	(11,888)	(11,888)
State taxes (net of federal tax benefits)	(64,943)	(92,997)
Change in valuation allowance (Domestic)	1,677,094	1,088,687
Change in valuation allowance (Foreign)	11,888	11,888
Interest and penalties	1,456,000	829,000
Impairment of goodwill	271,274	329,172
Share-based compensation	511,686	579,384
Change in fair value	(1,869,787)	1,254,877
Permanent non-deductible IRS Section 280E	3,115,476	4,053,976
Other	576,317	419,697
Current income tax expense	$2,635,000	$3,435,638

Schedule of Provision For Income Taxes

The provision for income taxes for the years ended:

	December 31, 2025	December 31, 2024

Current income tax expense	$2,635,000	$3,435,638
Deferred income tax recovery	(116,385)	(128,395)
Income tax provision	$2,518,615	$3,307,243

Schedule of Deferred Tax Assets and Liabilities

The unrecognized temporary differences of the Company that give rise to significant portions of the Company’s deferred tax assets and liabilities are set forth below:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Non-capital loss carry forwards	$11,216,010	$9,505,595
Accrued expenses	66,628	65,529
Reserves	83,918	101,176
Other	96,721	98,413
Valuation allowance	(11,463,277)	(9,770,713)
Total deferred tax assets	-	-
Deferred tax liabilities:
Fixed assets and intangibles	(766,796)	(883,181)
Net deferred tax liability	$(766,796)	$(883,181)